Annual Total Returns - Franklin Rising Dividends VIP Fund [BarChart] - FTVIP Class 4-57 - Franklin Rising Dividends VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	20.62%
Annual Return 2011	5.89%
Annual Return 2012	11.78%
Annual Return 2013	29.57%
Annual Return 2014	8.62%
Annual Return 2015	(3.75%)
Annual Return 2016	15.93%
Annual Return 2017	20.40%
Annual Return 2018	(5.16%)
Annual Return 2019	29.16%